Trade and Other Receivables - Changes in Allowances for Doubtful Accounts of Trade and Other Receivables (Detail) - Trade and other receivables [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Beginning balance	₩ 369,332	₩ 344,016
Bad debt expense	40,377	78,132
Write-offs	(70,802)	(79,891)
Other	23,264	27,075
Ending balance	₩ 362,171	₩ 369,332